Segment reporting (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 413,901,480	$ 551,830,966	$ 563,451,016
Operating segments
Disclosure of operating segments [line items]
Revenue	$ 413,901,480	$ 551,830,966	$ 563,451,016
Percentage of entity's revenue	100.00%	100.00%	100.00%
Operating segments | EMEA
Disclosure of operating segments [line items]
Revenue	$ 218,805,726	$ 242,773,808	$ 299,151,613
Percentage of entity's revenue	52.90%	44.00%	53.10%
Operating segments | India
Disclosure of operating segments [line items]
Revenue	$ 143,515,397	$ 275,183,618	$ 245,927,307
Percentage of entity's revenue	34.70%	49.90%	43.60%
Operating segments | North America
Disclosure of operating segments [line items]
Revenue	$ 50,114,594	$ 27,735,547	$ 12,453,514
Percentage of entity's revenue	12.10%	5.00%	2.20%
Operating segments | Asia Pacific (excluding India)
Disclosure of operating segments [line items]
Revenue	$ 1,465,763	$ 6,137,993	$ 5,918,691
Percentage of entity's revenue	0.40%	1.10%	1.10%